Basis of preparation (Details)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Going concern
Cash resources	£ 95,542,000		£ 73,549,000		£ 62,809,000
Borrowings	731,465,000		546,621,000		773,301,000
Revolving facilities
Going concern
Undrawn borrowing facilities	90,000,000		270,000,000		40,000,000
Borrowings	210,000,000		30,000,000		260,000,000
Senior secured notes
Going concern
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Borrowings	337,614,000		334,538,000		331,572,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Borrowings	£ 178,105,000		£ 176,509,000		£ 174,937,000